Transactions with Related Parties (Schedule Of Transactions With Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quintana Group [Member]
Related Party Transaction [Line Items]
Related party transaction, revenues	$ 0	$ 0	$ 21,143	[1],[2]
Related party transaction, expenses	0	0	6,260	[2]
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses	630	600	600
Sandhill [Member]
Related Party Transaction [Line Items]
Related party transaction, revenues	3,060	3,076	2,905	[3]
Davison [Member]
Related Party Transaction [Line Items]
Related party transaction, revenues	$ 0	$ 1,293	$ 1,344	[1]
Sandhill Group, LLC [Member]
Related Party Transaction [Line Items]
Ownership percentage	50.00%

[1]	Amounts included in discontinued operations for all periods presented.
[2]	The Quintana Group monetized all of its remaining investment in our common units on October 5, 2012. Transactions with the Quintana Group are included in the above table as related party transactions through October 5, 2012.
[3]	We own a 50% interest in Sandhill Group, LLC (or "Sandhill).